Consolidated Statement of Changes in Equity - AUD ($)	Issued capital [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Jun. 30, 2021	$ 153,574,974	$ 11,033,279	$ (143,075,218)	$ 21,533,035
IfrsStatementLineItems [Line Items]
Loss for the year			(7,130,998)	(7,130,998)
Other comprehensive income		27,864		27,864
Total comprehensive loss		27,864	(7,130,998)	(7,103,134)
Transactions with owners in their capacity as owners
Contributions of equity, net of transaction costs	1,563,662			1,563,662
Issue of performance rights		437,508		437,508
Transactions with owners in their capacity as owners	1,563,662	437,508		2,001,170
Balance at Jun. 30, 2022	155,138,636	11,498,651	(150,206,216)	16,431,071
IfrsStatementLineItems [Line Items]
Loss for the year			(11,750,923)	(11,750,923)
Other comprehensive income		100,589		100,589
Total comprehensive loss		100,589	(11,750,923)	(11,650,334)
Transactions with owners in their capacity as owners
Contributions of equity, net of transaction costs	6,256,339			6,256,339
Valuation of warrants	(134,956)	134,956
Exercise of performance rights	82,688	(82,688)
Options/warrants expired		(5,241,452)	5,241,452
Issue of performance rights		125,500		125,500
Transactions with owners in their capacity as owners	6,204,071	(5,063,684)	5,241,452	6,381,839
Balance at Jun. 30, 2023	161,342,707	6,535,556	(156,715,687)	11,162,576
IfrsStatementLineItems [Line Items]
Loss for the year			(12,017,219)	(12,017,219)
Other comprehensive income		(16,266)		(16,266)
Total comprehensive loss		(16,266)	(12,017,219)	(12,033,485)
Transactions with owners in their capacity as owners
Contributions of equity, net of transaction costs	2,577,147			2,577,147
Valuation of warrants	(101,991)	101,991
Share-based payment expense		124,177		124,177
Options/warrants expired		(2,356,830)	2,356,830
Issue of performance rights
Transactions with owners in their capacity as owners	2,475,156	(2,130,662)	2,356,830	2,701,324
Balance at Jun. 30, 2024	$ 163,817,863	$ 4,388,628	$ (166,376,076)	$ 1,830,415